Income tax expense/(credit) - Deferred tax assets not recognized (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income tax expense/(credit)
Tax Losses Utilized	$ 3,050,828	$ 17,804,824